Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of revenue disaggregation by customers types and major categories

	ASC 606
	Year Ended December 31, 2018
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties—Distribution	3,324	164,570	167,894
Third parties—Collaboration	30,077	—	30,077
Related parties (Note 20(i))	7,832	8,306	16,138
	41,233	172,876	214,109
Major categories
Goods	3,324	161,216	164,540
Services	25,513	11,660	37,173
Royalties	261	—	261
Licenses (note (b))	12,135	—	12,135
	41,233	172,876	214,109

	ASC 605
	Year Ended December 31, 2017
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties	26,315	196,720	223,035
Related parties (Note 20(i))	9,682	8,486	18,168
	35,997	205,206	241,203
Major categories
Goods	—	203,346	203,346
Services	26,540	1,860	28,400
Milestones (note (c))	9,457	—	9,457
	35,997	205,206	241,203

	ASC 605
	Year Ended December 31, 2016
	Innovation	Commercial
	Platform	Platform(note (a))	Total
	(in US$’000)
Customer types
Third parties	26,799	171,058	197,857
Related parties (Note 20(i))	8,429	9,794	18,223
	35,228	180,852	216,080
Major categories
Goods	—	180,852	180,852
Services	25,297	—	25,297
Milestones (note (c))	9,931	—	9,931
	35,228	180,852	216,080

Notes:

(a)Sales of goods are recognized at a point-in-time and sales of services are recognized over time. The implementation of the two-invoice system in China over the years ended December 31, 2018 and 2017 has resulted in a shift from a gross sales of goods revenue model to a net fee-for-service revenue model in the Group’s Commercial Platform, as the Group does not obtain control of the goods for distribution for relevant transactions.

(b)Under ASC 606, relates to the proportionate amount of milestone payment allocated to the license to the commercialization rights of a drug compound transferred at the inception date of the relevant license and collaboration contract. During the year ended December 31, 2018, the Group received a milestone of US$13.5 million, of which US$12.1 million was allocated to licenses and US$1.4 million was allocated to services.

(c)Under ASC 605, relates to milestone payments recognized under the milestone method.

Schedule of liability balances from contracts with customers

	December 31,
	2018	2017
	(in US$’000)
Deferred revenue
Current—Innovation Platform (note (a))	(2,353)	(1,295)
Current—Commercial Platform (note (b))	(187)	—
	(2,540)	(1,295)
Non-current—Innovation Platform (note (a))	(408)	(809)
Payments in advance from customers—included in other payables, accruals and advance receipts (note (b))	—	(701)

Notes:

(a)Innovation Platform deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date, as well as payments in advance from a customer for goods that have not been transferred as at the reporting date. There was a cumulative adjustment to increase deferred revenue by US$1.1 million upon the adoption of ASC 606 on January 1, 2018.

(b)Commercial Platform deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date. Payments in advance from customers were included in deferred revenue upon the adoption of ASC 606 on January 1, 2018.

Schedule of estimated deferred revenue to be recognized over time

December 31, 2018
(in US$’000)
Not later than 1 year	2,540
Between 1 to 2 years	390
Between 2 to 3 years	18
2,948

ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's consolidated financial statements

The following tables summarize the impact of adopting ASC 606 on the Group’s consolidated financial statements as at and for the year ended December 31, 2018, as compared to the amounts as if applying ASC 605:

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Balance Sheet
Current assets	370,541	—	370,541
Non-current assets	161,577	—	161,577
Total assets	532,118	—	532,118
Liabilities and shareholders’ equity
Current liabilities
Other payables, accruals and advance receipts	56,327	187	56,514
Deferred revenue	2,540	(605)	1,935
Other current liabilities	26,612	—	26,612
Total current liabilities	85,479	(418)	85,061
Deferred revenue	408	64	472
Other non-current liabilities	33,976	—	33,976
Total liabilities	119,863	(354)	119,509
Company’s shareholders’ equity
Accumulated losses	(183,004)	384	(182,620)
Accumulated other comprehensive loss	(243)	(31)	(274)
Other shareholders’ equity	572,243	—	572,243
Total Company’s shareholders’ equity	388,996	353	389,349
Non-controlling interests	23,259	1	23,260
Total shareholders’ equity	412,255	354	412,609
Total liabilities and shareholders’ equity	532,118	—	532,118

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Operations
Total revenues	214,109	(698)	213,411
Total operating expense	(306,750)	—	(306,750)
Loss from operations	(92,641)	(698)	(93,339)
Total other income	5,986	—	5,986
Loss before income taxes and equity in earnings of equity investees	(86,655)	(698)	(87,353)
Income tax expense	(3,964)	—	(3,964)
Equity in earnings of equity investees, net of tax	19,333	—	19,333
Net loss	(71,286)	(698)	(71,984)
Less: Net income attributable to non-controlling interests	(3,519)	2	(3,517)
Net loss attributable to the Company	(74,805)	(696)	(75,501)

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Comprehensive Loss
Net loss	(71,286)	(698)	(71,984)
Other comprehensive loss	(6,626)	(31)	(6,657)
Total comprehensive loss	(77,912)	(729)	(78,641)
Less: Comprehensive loss attributable to non-controlling interests	(2,566)	2	(2,564)
Total comprehensive loss attributable to the Company	(80,478)	(727)	(81,205)

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2018 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	ASC 606	ASC 605
	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development cost reimbursements	9,309	12,145	12,133
Amortization of the upfront payment	122	1,589	1,662
Recognition and amortization of the milestone payments (note)	13,849	4,494	—
Royalties	261	—	—
	23,541	18,228	13,795

Note: During the year ended December 31, 2018, the Group achieved a milestone in relation to the approval of fruquintinib as a treatment of patients with advanced colorectal cancer. During the year ended December 31, 2017, the Group achieved a milestone in relation to the acceptance of a new drug application by the China Food and Drug Administration (now the National Medical Products Administration of China) for fruquintinib as a treatment of patients with advanced colorectal cancer. During the year ended December 31, 2016, no milestones were achieved.

License and collaboration agreement with Eli Lilly | ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's consolidated financial statements

The Group adopted ASC 606 on January 1, 2018 and reassessed the Lilly Agreement under the new standard, which resulted in US$0.1 million recognition of previously deferred revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31,	Opening	January 1,
	2017	Adjustments	2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	5.7	0.5	6.2
Milestone payments (note (b))	23.7	(0.4)	23.3
	29.4	0.1	29.5

Notes:

(a)Upfront payment amounts deferred under ASC 605, but was allocated to the license to fruquintinib transferred at inception under ASC 606, resulting in additional revenue recognition on adoption.

(b)Milestone payments had been fully recognized under ASC 605’s milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	25,000

Schedule of group recognized revenue under the agreement

	ASC 606	ASC 605
	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development cost reimbursements	5,876	3,058	2,701
Amortization of the upfront payment	273	66	17
Recognition and amortization of the milestone payments (note)	387	4,963	9,931
	6,536	8,087	12,649

Note: During the year ended December 31, 2018, no milestones were achieved. During the year ended December 31, 2017, the Group achieved a milestone in relation to the Phase III initiation for the secondary indication papillary renal cell carcinoma. During the year ended December 31, 2016, the Group achieved a milestone in relation to the Phase IIb initiation for the primary indication non-small cell lung cancer.

License and collaboration agreement with AstraZeneca | ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's consolidated financial statements

The Group adopted ASC 606 on January 1, 2018 and reassessed the AZ Agreement under the new standard, which resulted in US$1.2 million deferral of previously recognized revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31,	Opening	January 1,
	2017	Adjustments	2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	19.6	(0.3)	19.3
Milestone payments (note (b))	24.9	(0.9)	24.0
	44.5	(1.2)	43.3

Notes:

(a)

Upfront payment amounts allocated to research and development services recognized under ASC 606 differed from ASC 605 due to a different basis in measuring progress on adoption, resulting in deferral of revenue.

(b)

Milestone payments had been fully recognized under ASC 605’s milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.